Summary of Significant Accounting Policies (details) - Equity Method Investment	Dec. 31, 2016
JMalucelli - Brazilian joint venture [Member]
Equity method investment
Percent of common stock owned	49.50%
J. Malucelli Latam S.A. [Member]
Equity method investment
Percent of common stock owned	49.50%